Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Allowance for credit loss	$ 3
Deferred revenue	334	187
Deferred revenue current	$ 334	$ 187
Deposits rate	8.33%
Number of operating segment	1